UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22452
First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630)-765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Short Duration High Income Fund
FDHAX | Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class A	$62	1.25%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$55,587,337
Total number of portfolio holdings	264
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	57.5%
Senior Floating-Rate Loan Interests	27.2%
Foreign Corporate Bonds and Notes	8.0%
Money Market Funds	7.6%
Common Stocks	0.0%
Net Other Assets and Liabilities	(0.3)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHAX)
First Trust Short Duration High Income Fund
FDHCX | Class C
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHCX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class C	$100	2.00%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$55,587,337
Total number of portfolio holdings	264
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	57.5%
Senior Floating-Rate Loan Interests	27.2%
Foreign Corporate Bonds and Notes	8.0%
Money Market Funds	7.6%
Common Stocks	0.0%
Net Other Assets and Liabilities	(0.3)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHCX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHCX)
First Trust Short Duration High Income Fund
FDHIX | Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Short Duration High Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FDHIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration High Income Fund - Class I	$50	1.00%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$55,587,337
Total number of portfolio holdings	264
Portfolio turnover rate	38%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Corporate Bonds and Notes	57.5%
Senior Floating-Rate Loan Interests	27.2%
Foreign Corporate Bonds and Notes	8.0%
Money Market Funds	7.6%
Common Stocks	0.0%
Net Other Assets and Liabilities	(0.3)%
Credit Quality(2)
Any amount shown as 0.0% represents less than 0.1%.
(2) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FDHIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Short Duration High Income Fund (FDHIX)
First Trust Managed Municipal Fund
CWAAX | Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class A	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$54,492,792
Total number of portfolio holdings	104
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Credit Quality(1)
AAA	3.8%
AA	33.4%
A	28.4%
BBB	17.1%
BB	3.4%
B	2.0%
NR	11.9%
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/CWAAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal Fund (CWAAX)
First Trust Managed Municipal Fund
CWAIX | Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Managed Municipal Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/CWAIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal Fund - Class I	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$54,492,792
Total number of portfolio holdings	104
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AAA	3.8%
AA	33.4%
A	28.4%
BBB	17.1%
BB	3.4%
B	2.0%
NR	11.9%
Sector Allocation
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/CWAIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal Fund (CWAIX)
First Trust Preferred Securities
and Income Fund
FPEAX | Class A
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEAX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class A	$70	1.41%(1) (2)
(1)	Annualized.
(2)	The ratio reflects excise tax and extraordinary expenses of 0.01%, which are not included in the expense cap.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$207,760,088
Total number of portfolio holdings	215
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.9%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.3%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.3%
BNP Paribas S.A., 8.50%	1.3%
American AgCredit Corp., 5.25%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEAX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEAX)
First Trust Preferred Securities
and Income Fund
FPECX | Class C
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPECX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class C	$108	2.16%(1) (2)
(1)	Annualized.
(2)	The ratio reflects excise tax and extraordinary expenses of 0.01%, which are not included in the expense cap.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$207,760,088
Total number of portfolio holdings	215
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.9%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.3%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.3%
BNP Paribas S.A., 8.50%	1.3%
American AgCredit Corp., 5.25%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPECX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPECX)
First Trust Preferred Securities
and Income Fund
FPEFX | Class F
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class F	$65	1.31%(1) (2)
(1)	Annualized.
(2)	The ratio reflects excise tax and extraordinary expenses of 0.01%, which are not included in the expense cap.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$207,760,088
Total number of portfolio holdings	215
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.9%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.3%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.3%
BNP Paribas S.A., 8.50%	1.3%
American AgCredit Corp., 5.25%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEFX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEFX)
First Trust Preferred Securities
and Income Fund
FPEIX | Class I
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPEIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class I	$54	1.08%(1) (2)
(1)	Annualized.
(2)	The ratio reflects excise tax and extraordinary expenses of 0.01%, which are not included in the expense cap.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$207,760,088
Total number of portfolio holdings	215
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.9%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.3%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.3%
BNP Paribas S.A., 8.50%	1.3%
American AgCredit Corp., 5.25%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPEIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPEIX)
First Trust Preferred Securities
and Income Fund
FPERX | Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2026
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/FPERX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income Fund - Class R3	$83	1.66%(1) (2)
(1)	Annualized.
(2)	The ratio reflects excise tax and extraordinary expenses of 0.01%, which are not included in the expense cap.
KEY FUND STATISTICS (As of April 30, 2026)
Fund net assets	$207,760,088
Total number of portfolio holdings	215
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of April 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.6%
Wells Fargo & Co., Series L, 7.50%	2.1%
Barclays PLC, 8.00%	1.9%
Credit Agricole S.A., 7.13%	1.5%
Land O'Lakes, Inc., 8.00%	1.4%
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.3%
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.3%
BNP Paribas S.A., 8.50%	1.3%
American AgCredit Corp., 5.25%	1.2%
Xcel Energy, Inc., 6.25%, 10/15/85	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/MF/FPERX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income Fund (FPERX)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Series Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Short Duration High Income Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2026

First Trust Short Duration High Income Fund
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Short Duration High Income Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 57.5%
	Advertising – 0.7%
$182,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$183,427
141,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	146,899
56,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	58,256
				388,582
	Aerospace & Defense – 1.3%
28,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	28,052
23,000	Moog, Inc. (a)	5.50%	10/15/34	23,078
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	296,336
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	83,866
309,000	TransDigm, Inc. (a)	6.38%	05/31/33	311,603
				742,935
	Alternative Carriers – 0.3%
148,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	153,605
	Aluminum – 0.3%
139,000	Novelis Corp. (a)	6.38%	08/15/33	139,681
	Apparel, Accessories & Luxury Goods – 0.1%
55,000	Under Armour, Inc. (a)	7.25%	07/15/30	56,166
	Application Software – 2.5%
188,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	183,199
549,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	539,511
267,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	253,848
49,000	Cloud Software Group, Inc. (a)	6.63%	08/15/33	43,929
193,800	GoTo Group, Inc. (a)	5.50%	05/01/28	49,419
283,000	RingCentral, Inc. (a)	8.50%	08/15/30	297,583
				1,367,489
	Asset Management & Custody Banks – 0.8%
290,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	294,700
130,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	132,651
				427,351
	Automotive Retail – 0.3%
162,000	Gee Automotive Holdings LLC (a)	7.25%	03/01/31	164,856
	Broadcasting – 1.8%
285,000	Gray Media, Inc. (a)	4.75%	10/15/30	228,387
191,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	182,882
113,000	Nexstar Media, Inc. (a)	6.50%	09/15/33	113,943
288,000	Paramount Global	3.70%	06/01/28	278,943
162,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	167,867
47,000	Sirius XM Radio LLC (a)	4.00%	07/15/28	45,668
				1,017,690
	Building Products – 2.4%
55,000	Advanced Drainage Systems, Inc. (a)	5.38%	03/01/34	54,360
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	318,812
61,000	Builders FirstSource, Inc. (a)	6.75%	05/15/35	61,679
178,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	165,628
171,000	LBM Acquisition LLC (a)	9.50%	06/15/31	149,836
321,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	324,427
142,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	142,068
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$134,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	$130,777
				1,347,587
	Cable & Satellite – 3.3%
585,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	577,116
678,000	DISH Network Corp. (a)	11.75%	11/15/27	700,371
521,148	EchoStar Corp.	10.75%	11/30/29	566,166
				1,843,653
	Casinos & Gaming – 0.8%
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	48,708
65,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	63,018
67,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	69,861
81,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	68,415
210,000	Station Casinos LLC (a)	6.63%	03/15/32	212,739
				462,741
	Commercial & Residential Mortgage Finance – 2.7%
59,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	61,156
183,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	189,774
108,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	109,561
352,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	341,001
112,000	Rocket Cos, Inc. (a)	7.13%	02/01/32	115,837
397,000	Rocket Cos, Inc. (a)	6.38%	08/01/33	402,338
312,000	UWM Holdings LLC (a)	6.25%	03/15/31	289,552
				1,509,219
	Commodity Chemicals – 0.2%
88,000	Olin Corp. (a)	6.63%	04/01/33	87,287
	Construction & Engineering – 0.7%
95,000	AECOM (a)	6.00%	08/01/33	95,848
151,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a)	7.50%	02/01/32	153,570
30,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	30,919
129,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	134,431
				414,768
	Construction Materials – 1.6%
129,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	129,373
288,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	292,226
69,000	Smyrna Ready Mix Concrete LLC (a)	6.00%	11/01/28	68,992
388,000	Smyrna Ready Mix Concrete LLC (a)	8.88%	11/15/31	406,485
				897,076
	Consumer Finance – 0.6%
59,000	EZCORP, Inc. (a)	7.38%	04/01/32	62,520
277,000	FirstCash, Inc. (a)	6.88%	03/01/32	284,238
				346,758
	Data Processing & Outsourced Services – 0.2%
80,000	Block, Inc. (a)	5.63%	08/15/30	80,126
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Data Processing & Outsourced Services (Continued)
$54,000	Block, Inc. (a)	6.00%	08/15/33	$53,939
				134,065
	Diversified Metals & Mining – 0.1%
53,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	52,521
27,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	26,819
				79,340
	Diversified Support Services – 0.5%
255,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	265,080
	Education Services – 0.5%
277,000	Graham Holdings Co. (a)	5.63%	12/01/33	274,869
	Electric Utilities – 1.7%
126,000	Alpha Generation LLC (a)	6.75%	10/15/32	129,121
391,000	Alpha Generation LLC (a)	6.25%	01/15/34	388,564
78,000	NRG Energy, Inc. (a)	5.75%	01/15/34	77,469
62,000	NRG Energy, Inc. (a)	6.25%	11/01/34	62,761
287,000	NRG Energy, Inc. (a)	6.00%	01/15/36	285,177
				943,092
	Environmental & Facilities Services – 1.2%
129,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	135,403
188,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	193,558
56,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	56,566
268,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	273,683
				659,210
	Fertilizers & Agricultural Chemicals – 0.2%
135,000	Scotts Miracle-Gro Co. (The)	4.38%	02/01/32	126,056
	Food Distributors – 0.4%
221,000	US Foods, Inc. (a)	5.75%	04/15/33	221,991
	Footwear – 0.1%
52,000	Beach Acquisition Bidco LLC (10.00% cash or 10.75% PIK) (a) (b)	10.00%	07/15/33	57,229
	Health Care Facilities – 1.8%
303,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	300,485
34,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	35,276
302,000	Select Medical Corp. (a)	6.25%	12/01/32	293,444
268,000	Tenet Healthcare Corp.	6.13%	10/01/28	268,820
70,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	69,857
28,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	28,314
				996,196
	Health Care Services – 1.6%
509,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	504,153
404,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	403,426
				907,579
	Homebuilding – 1.1%
189,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	185,667
177,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	173,724
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Homebuilding (Continued)
$276,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	$275,321
				634,712
	Homefurnishing Retail – 0.1%
28,000	Wayfair LLC (a)	6.75%	11/15/32	28,327
	Hotels, Resorts & Cruise Lines – 0.2%
52,000	Hilton Domestic Operating Co., Inc. (a)	6.13%	04/01/32	52,997
46,000	RHP Hotel Properties L.P. / RHP Finance Corp. (a)	5.75%	03/15/34	45,754
				98,751
	Housewares & Specialties – 0.7%
388,000	Newell Brands, Inc. (a)	8.50%	06/01/28	405,689
	Human Resource & Employment Services – 0.3%
235,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	153,917
	Independent Power Producers & Energy Traders – 0.9%
86,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	85,411
399,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	400,720
				486,131
	Industrial Machinery & Supplies & Components – 0.7%
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	81,369
289,000	Madison IAQ LLC (a)	5.88%	06/30/29	288,452
				369,821
	Insurance Brokers – 4.8%
127,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	119,928
182,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	184,944
250,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	246,474
444,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	443,951
689,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	698,052
103,000	HUB International Ltd. (a)	7.25%	06/15/30	106,608
168,000	HUB International Ltd. (a)	7.38%	01/31/32	172,199
665,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	668,490
				2,640,646
	Interactive Home Entertainment – 0.2%
45,000	OAK-Eagle Acquireco, Inc. (a)	7.25%	07/01/33	46,389
45,000	OAK-Eagle Acquireco, Inc. (a)	8.75%	07/01/34	46,856
				93,245
	Interactive Media & Services – 0.6%
320,000	Snap, Inc. (a)	6.88%	03/15/34	309,994
	Internet Services & Infrastructure – 1.8%
118,000	Black Pearl Compute LLC (a)	6.13%	02/15/31	119,869
202,000	Cipher Compute LLC (a)	7.13%	11/15/30	209,627
147,000	Flash Compute LLC (a)	7.25%	12/31/30	150,134
34,000	Meridian Arc Holdco LLC (a)	6.25%	04/30/31	34,008
45,000	PR RNO Property Owner 1 LLC (a) (c)	6.50%	05/01/31	44,629
257,000	SV RNO Property Owner 1 LLC (a)	5.88%	03/01/31	252,322
200,000	WULF Compute LLC (a)	7.75%	10/15/30	210,322
				1,020,911
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Investment Banking & Brokerage – 0.6%
$84,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	$84,489
256,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	263,130
				347,619
	IT Consulting & Other Services – 0.1%
28,000	CACI International, Inc. (a)	6.38%	06/15/33	28,664
	Leisure Facilities – 0.3%
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	61,193
100,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millenium Operations LLC (a)	8.63%	01/15/32	101,722
				162,915
	Life Sciences Tools & Services – 0.7%
198,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	192,909
173,000	Star Parent, Inc. (a)	9.00%	10/01/30	181,443
				374,352
	Managed Health Care – 0.5%
280,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	279,868
	Oil & Gas Refining & Marketing – 1.2%
109,000	Sunoco L.P. (a)	5.63%	03/15/31	109,447
251,000	Sunoco L.P. (a)	5.88%	03/15/34	250,227
160,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	166,897
150,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	160,998
				687,569
	Oil & Gas Storage & Transportation – 1.5%
112,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	116,833
14,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	15,532
61,000	Venture Global Plaquemines LNG LLC (a)	6.50%	01/15/34	63,982
446,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	501,825
132,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	140,384
				838,556
	Other Specialty Retail – 0.2%
66,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	66,881
54,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	54,581
				121,462
	Packaged Foods & Meats – 3.5%
106,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	107,718
164,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	169,482
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	149,844
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	162,387
414,000	Performance Food Group, Inc. (a)	5.63%	03/01/34	405,646
329,000	Post Holdings, Inc. (a)	6.25%	02/15/32	335,694
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	335,086
267,000	Post Holdings, Inc. (a)	6.50%	03/15/36	265,487
				1,931,344
	Paper & Plastic Packaging Products & Materials – 0.7%
46,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	44,526
60,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	56,086
208,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	207,852
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper & Plastic Packaging Products & Materials (Continued)
$56,000	Sword Purchaser LLC (a)	8.25%	04/15/33	$57,344
				365,808
	Real Estate Operating Companies – 0.7%
98,000	Service Properties Trust (a)	(d)	09/30/27	90,168
84,000	Service Properties Trust (a)	8.63%	11/15/31	88,442
205,000	Service Properties Trust	8.88%	06/15/32	210,493
				389,103
	Real Estate Services – 0.2%
74,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	77,939
56,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	56,651
				134,590
	Research & Consulting Services – 1.1%
166,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	150,712
142,000	CoreLogic, Inc. (a)	4.50%	05/01/28	138,203
162,000	Neptune Bidsco US, Inc. (a)	9.29%	04/15/29	163,975
112,000	Neptune Bidsco US, Inc. (a)	10.38%	05/15/31	115,663
20,000	Neptune Bidsco US, Inc. (a)	9.50%	02/15/33	20,041
				588,594
	Restaurants – 0.0%
23,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	22,130
	Security & Alarm Services – 0.6%
318,000	Brink’s Co. (The) (a)	6.75%	06/15/32	326,487
	Soft Drinks & Non-alcoholic Beverages – 0.2%
124,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	124,237
	Specialized Consumer Services – 0.7%
359,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	373,937
	Technology Hardware, Storage & Peripherals – 1.0%
575,000	Fair Isaac Corp. (a)	6.00%	05/15/33	567,533
	Trading Companies & Distributors – 3.1%
60,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	62,280
179,000	EquipmentShare.com, Inc. (a)	8.63%	05/15/32	190,065
312,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	327,422
13,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	13,039
196,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	205,374
13,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	12,904
143,351	Park River Holdings, Inc. (a)	8.75%	12/31/30	135,697
56,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	56,365
508,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	518,503
27,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	28,415
81,000	WESCO Distribution, Inc. (a)	5.25%	04/15/31	81,152
90,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	93,028
24,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	24,285
				1,748,529
	Transaction & Payment Processing Services – 0.5%
269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	268,677
	Total Corporate Bonds and Notes			31,956,269
	(Cost $32,107,558)
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 27.2%
	Advertising – 0.5%
$86,594	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	12/21/28	$86,880
31,490	WH Borrower LLC (WHP), Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%-8.19%	02/20/32	31,574
147,900	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.16%	02/20/32	148,294
				266,748
	Aerospace & Defense – 0.7%
361,241	Phoenix Aviation Capital Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.91%	10/28/30	358,456
23,152	VistaJet Malta Finance PLC, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.44%	03/31/31	23,007
				381,463
	Application Software – 2.8%
54,625	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.46%	09/29/28	50,997
435,411	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.93%	10/12/32	399,956
216,918	Internet Brands, Inc. (Web MD / MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.90%	05/03/28	200,427
258,387	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.58%	04/30/28	211,877
449,616	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.65%	03/01/29	397,348
149,417	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.70%	05/09/33	90,865
100,549	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.95%	10/28/30	79,434
168,181	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	04/16/32	143,374
				1,574,278
	Asset Management & Custody Banks – 0.5%
280,973	Edelman Financial Engines Center LLC, Extended Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	11/30/31	281,675
	Automotive Retail – 0.8%
456,697	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	457,974
	Broadcasting – 0.2%
90,667	Nexstar Media, Inc., Term Loan B-7, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	03/21/33	90,716
	Building Products – 0.1%
68,738	US LBM Holdings, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.50%	06/06/31	57,774
	Casinos & Gaming – 0.4%
125,000	Caesars Entertainment, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.90%	02/06/30	121,615
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Casinos & Gaming (Continued)
$80,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Refi Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.90%	01/29/29	$79,450
				201,065
	Commercial Printing – 0.0%
10,000	Multi-Color Corp. (LABL, Inc.), DIP Roll up Term Loan, 1 Mo. CME Term SOFR + 6.75%, 0.00% Floor (g)	10.43%- 10.46%	12/02/26	8,500
10,393	Multi-Color Corp. (LABL, Inc.), Interim New Money Dollar Term Loan (DIP), 3 Mo. CME Term SOFR + 6.75%, 0.00% Floor (g)	10.41%- 10.46%	12/02/26	10,428
				18,928
	Construction & Engineering – 0.4%
202,789	Green Infrastructure, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.45%	09/24/32	203,550
	Construction Materials – 0.5%
296,970	Quikrete Holdings, Inc., Term Loan B-2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	03/19/29	297,619
	Data Processing & Outsourced Services – 0.2%
134,152	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.40%	05/17/28	112,786
	Diversified Support Services – 0.3%
192,689	Aggreko Holdings, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.66%	05/21/31	193,869
	Electronic Equipment & Instruments – 0.5%
75,807	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	07/12/32	75,997
122,503	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Second Lien, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.15%	07/29/33	122,120
111,609	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	106,140
				304,257
	Food Distributors – 0.1%
72,247	C&S Wholesale Grocers, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.70%	09/23/30	70,532
	Health Care Facilities – 0.5%
291,231	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.45%	12/06/28	291,486
	Health Care Services – 0.7%
314,963	Ensemble RCM LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/09/33	313,266
96,971	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	02/07/33	97,444
				410,710
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology – 2.2%
$961,503	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	02/15/29	$959,273
248,111	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.52%	03/10/28	248,329
				1,207,602
	Household Products – 0.2%
101,100	Essential Home (Lavender Dutch BorrowerCo BV), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.95%	12/31/32	100,689
	Industrial Machinery & Supplies & Components – 0.8%
422,990	TK Elevator US Newco, Inc., Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.38%	04/30/30	427,074
	Insurance Brokers – 3.3%
187,138	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.65%	11/06/30	184,659
200,797	Broadstreet Partners Group, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.15%	06/16/31	199,766
49,713	CFC Group Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.18%	07/01/32	48,160
310,902	CRC Insurance Group (f/k/a Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.45%	05/06/32	308,570
227,629	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/08/32	227,913
881,117	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.90%	07/02/32	860,190
				1,829,258
	Integrated Telecommunication Services – 0.8%
410,782	Numericable U.S. LLC (Altice France SAS), Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	419,221
	Interactive Home Entertainment – 0.2%
90,133	Electronic Arts, Inc. (OAK-Eagle Acquireco, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	03/24/33	90,268
	IT Consulting & Other Services – 0.3%
153,177	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.80%	10/01/27	150,848
	Life Sciences Tools & Services – 1.3%
444,339	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.40%	12/12/31	444,895
295,504	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	09/30/30	295,966
				740,861
	Movies & Entertainment – 0.1%
57,820	TKO Group Holdings, Inc. (UFC), Term Loan B-5, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	5.66%	11/21/31	58,040
	Other Specialty Retail – 0.5%
80,957	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.90%	01/23/32	81,575
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Specialty Retail (Continued)
$111,680	PetSmart, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	08/18/32	$112,273
86,145	Savers, Inc. (Evergreen AcqCo 1 L.P.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	09/17/32	86,387
				280,235
	Packaged Foods & Meats – 0.3%
149,143	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	02/19/32	149,889
	Paper & Plastic Packaging Products & Materials – 0.6%
305,160	Graham Packaging Co. L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.90%	01/26/33	304,969
55,000	Sealed Air Corp., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.65%	04/11/33	53,488
				358,457
	Passenger Airlines – 0.6%
340,745	American Airlines, Inc., Term Loan B 2027, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.51%	01/29/27	340,199
	Pharmaceuticals – 1.1%
614,836	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	04/23/32	618,039
	Research & Consulting Services – 0.4%
231,655	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.90%	01/31/31	219,493
	Restaurants – 1.1%
625,112	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.15%	08/03/28	626,915
	Security & Alarm Services – 1.2%
558,586	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	558,935
80,629	LSF12 Crown US Commercial Bidco LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.66%	12/02/31	81,184
				640,119
	Specialized Finance – 0.6%
280,000	BCPE Pequod Buyer, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	11/25/31	277,525
44,667	Janus Henderson Group PLC (Jupiter Borrower, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.40%	03/25/33	44,890
				322,415
	Specialty Chemicals – 0.6%
312,114	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.17%	02/19/30	314,455
	Systems Software – 0.4%
75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.56%	03/02/29	49,060
14,110	Kaseya, Inc., Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.66%	03/21/33	11,328
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$193,316	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	07/26/32	$171,084
				231,472
	Trading Companies & Distributors – 1.4%
46,989	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	11/29/30	45,601
739,191	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	736,948
				782,549
	Total Senior Floating-Rate Loan Interests			15,123,528
	(Cost $15,448,974)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 8.0%
	Aerospace & Defense – 0.6%
168,000	Bombardier, Inc. (a)	6.75%	06/15/33	175,384
138,000	Phoenix Aviation Capital Ltd. (a)	9.25%	07/15/30	140,953
				316,337
	Automotive Parts & Equipment – 0.3%
175,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	179,116
	Casinos & Gaming – 0.5%
273,000	Flutter Treasury DAC (a)	5.88%	06/04/31	272,192
	Data Processing & Outsourced Services – 0.3%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	181,106
	Diversified Support Services – 0.2%
86,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	88,883
	Homebuilding – 0.5%
309,000	Mattamy Group Corp. (a)	6.00%	12/15/33	296,975
	Hotels, Resorts & Cruise Lines – 0.6%
316,000	Viking Ocean Cruises Ship VII Ltd. (a)	5.63%	02/15/29	316,418
	Insurance Brokers – 2.8%
542,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	553,695
255,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	254,026
280,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	282,037
279,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	266,698
172,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	177,393
				1,533,849
	Life Sciences Tools & Services – 0.4%
200,000	Icon Investments Six DAC	5.85%	05/08/29	203,827
	Metal, Glass & Plastic Containers – 0.5%
309,000	Canpack SA / Canpack US LLC (a)	3.88%	11/15/29	292,555
	Specialized Consumer Services – 0.3%
197,000	Belron UK Finance PLC (a)	5.75%	10/15/29	199,102
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors – 0.5%
$275,000	Azorra Finance Ltd. (a)	6.25%	02/15/34	$264,919
	Wireless Telecommunication Services – 0.5%
318,000	Ziggo BV (a)	4.88%	01/15/30	299,347
	Total Foreign Corporate Bonds and Notes			4,444,626
	(Cost $4,507,910)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (g) (h) (i)	1,068
	(Cost $306,038)
MONEY MARKET FUNDS – 7.6%
4,219,818	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.52% (j)	4,219,818
	(Cost $4,219,818)
	Total Investments – 100.3%	55,745,309
	(Cost $56,590,298)
	Net Other Assets and Liabilities – (0.3)%	(157,972)
	Net Assets – 100.0%	$55,587,337

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $34,746,590 or 62.5% of net assets.

(b)	The issuer will pay interest in cash and/or in PIK interest.
(c)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(d)	Zero coupon security.
(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	This issuer has filed for protection in bankruptcy court.
(h)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(i)	Non-income producing security.
(j)	Rate shown reflects yield as of April 30, 2026.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
DIP	– Debtor in Possession
PIK	– Payment-in-kind
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$31,956,269	$—	$31,956,269	$—
Senior Floating-Rate Loan Interests*	15,123,528	—	15,123,528	—
Foreign Corporate Bonds and Notes*	4,444,626	—	4,444,626	—
Common Stocks*	1,068	—	1,068	—
Money Market Funds	4,219,818	4,219,818	—	—
Total Investments	$55,745,309	$4,219,818	$51,525,491	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 55,745,309
Cash	3,513
Receivables:
Interest	750,531
Investment securities sold	358,495
Fund shares sold	209
Prepaid expenses	27,232
Unrealized appreciation on unfunded loan commitments	22
Total Assets	56,885,311
LIABILITIES:
Payables:
Investment securities purchased	928,517
Fund shares redeemed	278,686
Audit and tax fees	42,033
Transfer agent fees	16,837
Distributions	9,961
12b-1 distribution and service fees	7,694
Investment advisory fees	4,835
Administrative fees	4,581
Trustees’ fees and expenses	1,427
Custodian fees	980
Financial reporting fees	793
Shareholder reporting fees	644
Registration fees	400
Commitment and administrative agency fees	326
Legal fees	123
Other liabilities	137
Total Liabilities	1,297,974
NET ASSETS	$55,587,337
NET ASSETS consist of:
Paid-in capital	$ 83,079,553
Par value	31,282
Accumulated distributable earnings (loss)	(27,523,498)
NET ASSETS	$55,587,337
Investments, at cost	$56,590,298
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $6,155,107 and 346,348 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.77
Maximum sales charge (3.50% of offering price)	0.64
Maximum offering price to public	$18.41
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $7,766,487 and 437,416 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.76
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $41,665,743 and 2,344,442 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$17.77
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$ 2,178,993
Other	2,170
Total investment income	2,181,163
EXPENSES:
Investment advisory fees	201,579
Transfer agent fees	54,230
12b-1 distribution and/or service fees:
Class A	9,393
Class C	42,886
Audit and tax fees	34,850
Registration fees	28,327
Administrative fees	25,912
Shareholder reporting fees	18,997
Commitment and administrative agency fees	17,347
Legal fees	10,482
Trustees’ fees and expenses	10,081
Financial reporting fees	4,959
Custodian fees	4,396
Listing fees	1,265
Other	5,192
Total expenses	469,896
Fees waived by the investment advisor	(107,443)
Net expenses	362,453
NET INVESTMENT INCOME (LOSS)	1,818,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(346,492)
Net change in unrealized appreciation (depreciation) on:
Investments	(774,495)
Unfunded loan commitments	(25)
Net change in unrealized appreciation (depreciation)	(774,520)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,121,012)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 697,698
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$ 1,818,710	$ 4,422,340
Net realized gain (loss)	(346,492)	(955,019)
Net change in unrealized appreciation (depreciation)	(774,520)	1,357,685
Net increase (decrease) in net assets resulting from operations	697,698	4,825,006
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(218,036)	(679,357)
Class C Shares	(216,843)	(542,011)
Class I Shares	(1,392,069)	(3,263,678)
Total distributions to shareholders from investment operations	(1,826,948)	(4,485,046)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(15,931)
Class C shares	—	(12,710)
Class I shares	—	(76,533)
Total distributions to shareholders from return of capital	—	(105,174)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	2,166,165	19,490,080
Proceeds from shares reinvested	1,734,907	4,342,698
Cost of shares redeemed	(19,155,934)	(25,987,060)
Net increase (decrease) in net assets resulting from capital transactions	(15,254,862)	(2,154,282)
Total increase (decrease) in net assets	(16,384,112)	(1,919,496)
NET ASSETS:
Beginning of period	71,971,449	73,890,945
End of period	$55,587,337	$71,971,449
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 18.10	$ 18.03	$ 17.69	$ 17.70	$ 19.57	$ 18.91
Income from investment operations:
Net investment income (loss) (a)	0.52	1.10	1.25	1.15	0.80	0.67
Net realized and unrealized gain (loss)	(0.33)	0.11	0.52	0.08	(1.91)	0.62
Total from investment operations	0.19	1.21	1.77	1.23	(1.11)	1.29
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.11)	(1.41)	(1.24)	(0.76)	(0.63)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.52)	(1.14)	(1.43)	(1.24)	(0.76)	(0.63)
Net asset value, end of period	$17.77	$18.10	$18.03	$17.69	$17.70	$19.57
Total return (b)	0.99%	6.97%	10.31%	7.08%	(5.78)%	6.83%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 6,155	$ 10,436	$ 11,960	$ 14,143	$ 15,996	$ 17,823
Ratio of total expenses to average net assets	1.82% (c)	1.61% (d)	1.54%	1.40%	1.27%	1.21%
Ratio of net expenses to average net assets	1.25% (c)	1.26% (d)	1.25%	1.26% (e)	1.26% (e)	1.21%
Ratio of net investment income (loss) to average net assets	5.79% (c)	6.09%	6.91%	6.45%	4.30%	3.40%
Portfolio turnover rate	38%	84%	64%	51%	54%	90%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived  by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the net expense ratio would have been 1.25%.
(e)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.23%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 18.09	$ 18.01	$ 17.68	$ 17.69	$ 19.56	$ 18.90
Income from investment operations:
Net investment income (loss) (a)	0.45	0.96	1.11	1.00	0.65	0.52
Net realized and unrealized gain (loss)	(0.33)	0.12	0.52	0.09	(1.90)	0.62
Total from investment operations	0.12	1.08	1.63	1.09	(1.25)	1.14
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.98)	(1.28)	(1.10)	(0.62)	(0.48)
Return of capital	—	(0.02)	(0.02)	—	—	—
Total distributions	(0.45)	(1.00)	(1.30)	(1.10)	(0.62)	(0.48)
Net asset value, end of period	$17.76	$18.09	$18.01	$17.68	$17.69	$19.56
Total return (b)	0.67%	6.18%	9.45%	6.29%	(6.49)%	6.04%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 7,766	$ 9,640	$ 10,197	$ 10,628	$ 10,962	$ 16,375
Ratio of total expenses to average net assets	2.50% (c)	2.38%	2.33%	2.20%	2.02%	1.96%
Ratio of net expenses to average net assets	2.00% (c)	2.01% (d)	2.00%	2.06% (e)	2.01% (e)	1.96%
Ratio of net investment income (loss) to average net assets	5.03% (c)	5.34%	6.16%	5.61%	3.49%	2.65%
Portfolio turnover rate	38%	84%	64%	51%	54%	90%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the net expense ratio would have been 2.00%.
(e)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.02%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 18.11	$ 18.03	$ 17.69	$ 17.71	$ 19.59	$ 18.93
Income from investment operations:
Net investment income (loss) (a)	0.54	1.14	1.30	1.18	0.84	0.72
Net realized and unrealized gain (loss)	(0.34)	0.12	0.52	0.09	(1.92)	0.61
Total from investment operations	0.20	1.26	1.82	1.27	(1.08)	1.33
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.15)	(1.46)	(1.29)	(0.80)	(0.67)
Return of capital	—	(0.03)	(0.02)	—	—	—
Total distributions	(0.54)	(1.18)	(1.48)	(1.29)	(0.80)	(0.67)
Net asset value, end of period	$17.77	$18.11	$18.03	$17.69	$17.71	$19.59
Total return (b)	1.12%	7.24%	10.58%	7.32%	(5.58)%	7.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 41,666	$ 51,896	$ 51,734	$ 65,592	$ 111,415	$ 135,604
Ratio of total expenses to average net assets	1.28% (c)	1.18% (d)	1.10%	1.19%	1.02%	0.96%
Ratio of net expenses to average net assets	1.00% (c)	1.01% (d)	1.00%	1.05% (e)	1.01% (e)	0.96%
Ratio of net investment income (loss) to average net assets	6.03% (c)	6.34%	7.18%	6.57%	4.52%	3.65%
Portfolio turnover rate	38%	84%	64%	51%	54%	90%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The total returns would have been lower if certain fees had not been waived by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the net expense ratio would have been 1.00%.
(e)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.01%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $44,629 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments (other than the unfunded commitment discussed below).
Consent fees, upfront origination fees, and amendment fees from Senior Loans, if any, are included in “Other” under Investment Income on the Statement of Operations.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees, if any, are included in “Other” under Investment Income on the Statement of Operations. As of April 30, 2026, the Fund had the following unfunded loan commitment:

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Sauer Brands, Inc. (Savor Acquisition, Inc.) Term Loan	$ 11,626	$ 11,661	$ 11,683	$ 22
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.04	$306,038	$1,068	0.00%*
* Amount is less than 0.01%.
E. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025, was as follows:
Distributions paid from:
Ordinary income	$4,485,046
Capital gains	—
Return of capital	105,174

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
As of October 31, 2025, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(26,224,073)
Net unrealized appreciation (depreciation)	(170,175)
Total accumulated earnings (losses)	(26,394,248)
Other	—
Paid-in capital	98,365,697
Total net assets	$71,971,449
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $26,224,073.
Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$56,590,298	$356,701	$(1,201,690)	$(844,989)
G. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $10,000.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through March 1, 2027 and then from exceeding 1.35% from March 1, 2027 through February 28, 2036 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2026 and the expenses borne by First Trust subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Total
$ 107,443	$ —	$ 80,660	$ 130,620	$ 164,219	$ 107,443	$ 482,942
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Value	Shares	Value
Sales:
Class A	14,025	$253,390	68,422	$1,235,378
Class C	4,271	76,754	25,722	463,052
Class I	101,673	1,836,021	985,655	17,791,650
Total Sales	119,969	$2,166,165	1,079,799	$19,490,080
Dividend Reinvestment:
Class A	10,120	$181,587	33,391	$601,800
Class C	9,923	177,700	25,423	457,864
Class I	76,771	1,375,620	182,130	3,283,034
Total Dividend Reinvestment	96,814	$1,734,907	240,944	$4,342,698
Redemptions:
Class A	(254,191)	$(4,589,353)	(188,849)	$(3,412,818)
Class C	(109,693)	(1,970,920)	(84,348)	(1,518,127)
Class I	(700,140)	(12,595,661)	(1,171,304)	(21,056,115)
Total Redemptions	(1,064,024)	$(19,155,934)	(1,444,501)	$(25,987,060)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2026, were $22,172,093 and $35,094,697, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statement of Operations in the “Commitment and administrative agency fees” line item. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Short Duration High Income Fund
April 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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First Trust Managed Municipal Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2026

First Trust Managed Municipal Fund
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Managed Municipal Fund (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Managed Municipal Fund
Portfolio of Investments
April 30, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.1%
	Alabama – 4.8%
$500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$524,013
640,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	669,330
360,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/44	376,213
500,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	529,472
500,000	SE Energy Auth AL Cooperative Dist Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	527,505
				2,626,533
	Arizona – 1.1%
350,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	4.00%	07/01/29	347,504
270,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	275,234
				622,738
	Arkansas – 0.5%
250,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	253,211
	California – 8.0%
835,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	843,267
250,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	251,185
500,000	CA St Muni Fin Auth Rev SFMTA Potrero Yard Modernization Proj, Ser A	5.50%	09/01/56	537,608
250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	269,051
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,115,940
25,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	27,581
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser A, AMT	5.25%	05/15/48	253,808
500,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	545,876
500,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	500,654
				4,344,970
	Colorado – 4.1%
650,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora, COPS, BAM	5.25%	12/01/43	711,097
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,024,931
500,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	502,884
				2,238,912
	Connecticut – 0.5%
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser W	5.00%	07/01/43	272,359
	District of Columbia – 1.3%
650,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/40	701,575
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida – 8.8%
$395,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AG	5.25%	05/01/44	$412,062
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	502,767
320,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/38	335,985
250,000	Capital Trust Auth FL Rev Aids Hlthcare Fndtn Oblig Grp, Ser A	4.75%	12/01/42	251,586
500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utilities Proj, AMT	5.88%	10/01/45	523,074
500,000	FL Dev Fin Corp Hlthcarefacs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/44	533,177
605,000	Jea FL Elec Sys Rev Ref, Ser Three A	3.00%	10/01/40	547,172
500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AG	5.25%	10/01/48	523,172
75,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt, Ser B	5.00%	11/15/42	76,730
420,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	420,194
400,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	402,893
280,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	288,552
				4,817,364
	Georgia – 2.8%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	500,971
500,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (b)	3.46%	09/01/26	500,000
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	508,014
				1,508,985
	Hawaii – 1.7%
500,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	509,058
500,000	Honolulu City & Cnty HI Brd of Wtr Sply Wtr Sys Rev, Ser A	3.00%	07/01/41	441,286
				950,344
	Idaho – 1.0%
505,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	527,124
	Illinois – 1.4%
500,000	IL St	5.50%	05/01/39	531,034
250,000	IL St, Ser A	5.50%	03/01/47	261,039
				792,073
	Indiana – 3.9%
525,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	528,737
500,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	493,417
370,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper LLC Proj, AMT (a)	4.50%	01/01/34	377,832
700,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	701,313
				2,101,299
	Iowa – 1.0%
500,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42) (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	565,925
	Kentucky – 1.6%
250,000	KY St Property & Bldgs Commn Revs Proj No. 128, Ser A	5.50%	11/01/42	282,398
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/38	$592,966
				875,364
	Louisiana – 0.9%
490,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	478,511
	Maine – 1.3%
700,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	736,095
	Maryland – 1.9%
1,000,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,022,819
	Massachusetts – 0.8%
390,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/41	430,213
	Missouri – 0.9%
500,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St. Louis	5.00%	09/01/48	489,841
	New Hampshire – 1.4%
200,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.50%	04/01/43	210,308
500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.00%	08/01/41	547,042
				757,350
	New Jersey – 2.2%
40,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	40,003
565,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	616,922
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	524,128
				1,181,053
	New Mexico – 1.9%
500,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	531,705
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	480,713
				1,012,418
	New York – 7.8%
500,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	507,149
400,000	Long Beach NY, Ser B, BAM	5.25%	07/15/42	422,292
125,000	New York City NY Transitional Fin Auth Rev Sub, Subser F-3	3.00%	02/01/39	109,614
250,000	New York City NY Transitional Fin Auth Rev Subord Fiscal 2026, Ser A, Subser A-1	5.25%	05/01/46	270,634
500,000	NY NY, Ser B, Subser B-1	5.25%	10/01/40	546,508
500,000	NY St Dorm Auth Rev Non St Supported Debt Orchard Park CCRC Inc Obligated Grp	5.13%	11/15/50	503,247
750,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	771,702
1,000,000	Yonkers NY, Ser F, BAM	5.00%	11/15/39	1,096,422
				4,227,568
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina – 0.7%
$380,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	$399,817
	Ohio – 2.8%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/41	541,517
500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	506,950
500,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	497,340
				1,545,807
	Oklahoma – 0.6%
300,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/40	331,541
	Oregon – 2.8%
955,000	Port of Portland OR Arpt Rev, Ser Twenty Seven A, AMT	5.00%	07/01/30	1,028,402
500,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	510,842
				1,539,244
	Pennsylvania – 6.7%
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	512,854
700,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	704,157
1,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	1,090,505
500,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	541,257
750,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/39	821,684
				3,670,457
	Puerto Rico – 1.5%
750,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	749,567
77,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	77,004
				826,571
	South Carolina – 4.0%
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/34	370,464
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.25%	11/01/42	383,746
545,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AG	5.50%	12/01/40	607,009
750,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/45	796,155
				2,157,374
	Tennessee – 1.0%
500,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/41	545,705
	Texas – 6.0%
300,000	Canton TX Indep Sch Dist	5.25%	02/15/42	331,893
400,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	424,876
250,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref First Lien, Ser C	5.00%	09/01/42	272,767
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Var Children’s Hlth Sys of TX, Ser C (b)	3.40%	08/01/55	1,000,000
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	$541,265
390,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref	5.00%	09/01/32	417,312
245,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/37	269,487
				3,257,600
	Utah – 2.2%
500,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (a)	5.25%	12/01/53	491,976
685,000	Midas Mountain Veterans Prog Pub Infra Dist (a)	5.20%	06/01/54	686,773
				1,178,749
	Virginia – 2.8%
425,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/50	446,923
625,000	VA St Cmwlth Transprtn Brd Transprtn Rev	3.00%	05/15/41	554,596
500,000	VA St Small Busn Fing Auth Hlthcare Facs Rev Ref Mary Washington Hlthcare Obligated Grp, Ser A-1	5.00%	06/15/38	550,778
				1,552,297
	Wisconsin – 2.4%
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (a)	4.50%	07/15/49	356,458
375,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/39	396,177
500,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/38	545,439
				1,298,074
	Wyoming – 2.0%
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/40	1,093,714

Total Investments – 97.1%	52,931,594
(Cost $51,529,262)
Net Other Assets and Liabilities – 2.9%	1,561,198
Net Assets – 100.0%	$54,492,792

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At April 30, 2026, securities noted as such amounted to $3,997,587 or 7.3% of net assets.

(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation
See Notes to Financial Statements

First Trust Managed Municipal Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$52,931,594	$—	$52,931,594	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 52,931,594
Cash	722,781
Receivables:
Interest	789,404
Fund shares sold	118,941
Investment securities sold	100,000
Common Shares issued under the Dividend Reinvestment Plan	3,559
From investment advisor	197
Prepaid expenses	33,084
Total Assets	54,699,560
LIABILITIES:
Payables:
Fund shares redeemed	151,021
Audit and tax fees	34,595
Transfer agent fees	8,114
Administrative fees	7,788
Trustees’ fees and expenses	1,426
Commitment and administrative agency fees	1,250
Financial reporting fees	793
Shareholder reporting fees	597
Registration fees	460
Custodian fees	282
12b-1 distribution and service fees	106
Legal fees	39
Other liabilities	297
Total Liabilities	206,768
NET ASSETS	$54,492,792
NET ASSETS consist of:
Paid-in capital	$ 53,717,464
Par value	26,763
Accumulated distributable earnings (loss)	748,565
NET ASSETS	$54,492,792
Investments, at cost	$51,529,262
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $516,032 and 25,274 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.42
Maximum sales charge (3.50% of offering price)	0.74
Maximum offering price to public	$21.16
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $53,976,760 and 2,651,043 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.36
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$ 1,231,744
Total investment income	1,231,744
EXPENSES:
Investment advisory fees	143,097
Audit and tax fees	27,412
Registration fees	26,696
Transfer agent fees	24,703
Administrative fees	21,150
Shareholder reporting fees	15,955
Trustees’ fees and expenses	10,078
Legal fees	8,817
Commitment and administrative agency fees	8,785
Financial reporting fees	4,959
Listing fees	1,264
Custodian fees	1,142
12b-1 distribution and/or service fees:
Class A	636
Other	1,935
Total expenses	296,629
Fees waived by the investment advisor	(109,913)
Net expenses	186,716
NET INVESTMENT INCOME (LOSS)	1,045,028
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	80,175
Futures contracts	(1,791)
Net realized gain (loss)	78,384
Net change in unrealized appreciation (depreciation) on investments	(179,981)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(101,597)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 943,431
See Notes to Financial Statements

First Trust Managed Municipal Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$ 1,045,028	$ 2,551,750
Net realized gain (loss)	78,384	(314,543)
Net change in unrealized appreciation (depreciation)	(179,981)	68,302
Net increase (decrease) in net assets resulting from operations	943,431	2,305,509
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(8,666)	(9,572)
Class I Shares	(1,041,357)	(2,515,161)
Total distributions to shareholders from investment operations	(1,050,023)	(2,524,733)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(374)
Class I shares	—	(98,270)
Total distributions to shareholders from return of capital	—	(98,644)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,729,877	14,982,108
Proceeds from shares reinvested	1,049,875	2,622,134
Cost of shares redeemed	(19,084,722)	(30,692,440)
Net increase (decrease) in net assets resulting from capital transactions	(7,304,970)	(13,088,198)
Total increase (decrease) in net assets	(7,411,562)	(13,406,066)
NET ASSETS:
Beginning of period	61,904,354	75,310,420
End of period	$54,492,792	$61,904,354
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights
For a Share outstanding throughout each period

Class A Shares	Six Months Ended 4/30/2026 (Unaudited)	Period Ended 10/31/2025 (a)
Net asset value, beginning of period	$ 20.45	$ 20.53
Income from investment operations:
Net investment income (loss) (b)	0.35	0.45
Net realized and unrealized gain (loss)	(0.03)	(0.13)
Total from investment operations	0.32	0.32
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.38)
Return of capital	—	(0.02)
Total distributions	(0.35)	(0.40)
Net asset value, end of period	$20.42	$20.45
Total return (c)	1.55%	1.64%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 516	$ 508
Ratio of total expenses to average net assets	6.28% (d)	6.57% (d) (e)
Ratio of net expenses to average net assets	0.90% (d)	0.91% (d) (e)
Ratio of net investment income (loss) to average net assets	3.40% (d)	3.35% (d)
Portfolio turnover rate	11%	33%

(a)	Class A Shares were initially seeded and commenced investment operations on March 4, 2025.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 6.56% and 0.90%, respectively.
See Notes to Financial Statements

First Trust Managed Municipal Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,			Period Ended 10/31/2022 (a)
Class I Shares		2025	2024	2023
Net asset value, beginning of period	$ 20.40	$ 20.45	$ 19.20	$ 19.33	$ 20.00
Income from investment operations:
Net investment income (loss) (b)	0.37	0.72	0.72	0.68	0.21
Net realized and unrealized gain (loss)	(0.04)	(0.03)	1.26	(0.13)	(0.78)
Total from investment operations	0.33	0.69	1.98	0.55	(0.57)
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.71)	(0.73)	(0.68)	(0.10)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.37)	(0.74)	(0.73)	(0.68)	(0.10)
Net asset value, end of period	$20.36	$20.40	$20.45	$19.20	$19.33
Total return (c)	1.64%	3.50%	10.38%	2.76%	(2.84)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 53,977	$ 61,396	$ 75,310	$ 72,156	$ 47,469
Ratio of total expenses to average net assets	0.99% (d)	0.91% (e)	0.85%	0.83%	1.41% (d)
Ratio of net expenses to average net assets	0.65% (d)	0.66% (e)	0.56%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.65% (d)	3.59%	3.54%	3.40%	2.76% (d)
Portfolio turnover rate	11%	33%	28%	57%	10%

(a)	Class I Shares were initially seeded and commenced operation on June 15, 2022.
(b)	Based on average shares outstanding.
(c)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.90% and 0.65%, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
1. Organization
First Trust Managed Municipal Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a non-diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares: Class A and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s primary investment objective is to generate current income that is exempt from federal income taxes and its secondary objective is long term capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that pay interest that is exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by the pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund had no when-issued, delayed-delivery or forward purchase agreements.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Fund did not hold any futures contracts at April 30, 2026.
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025, was as follows:
Distributions paid from:
Ordinary income	$8,889
Capital gains	—
Tax-exempt income	2,515,844
Return of capital	98,644
As of October 31, 2025, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(854,912)
Net unrealized appreciation (depreciation)	1,710,069
Total accumulated earnings (losses)	855,157
Other	—
Paid-in capital	61,049,197
Total net assets	$61,904,354
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $854,912.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$51,529,262	$1,518,292	$(115,960)	$1,402,332

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.50% of the Fund’s average net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $10,000.
First Trust has agreed to waive fees and/or reimburse expenses to the extent necessary through March 1, 2027, to prevent the Fund’s Total Annual Operating Expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 0.65% of the average daily net assets of any class of Fund shares (the “Expense Cap”). Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place, (ii) the Expense Cap in place at the time the fees were waived, or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2026 and the expenses borne by First Trust and subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Total
$ 109,913	$ —	$ 93,695	$ 150,261	$ 198,492	$ 109,913	$ 552,361
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
Trust Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Value	Shares	Value
Sales:
Class A	—	$—	24,355	$500,000
Class I	525,096	10,729,877	720,480	14,482,108
Total Sales	525,096	$10,729,877	744,835	$14,982,108
Dividend Reinvestment:
Class A	423	$8,666	496	$9,946
Class I	50,944	1,041,209	129,554	2,612,188
Total Dividend Reinvestment	51,367	$1,049,875	130,050	$2,622,134
Redemptions:
Class A	—	$—	—	$—
Class I	(934,721)	(19,084,722)	(1,522,191)	(30,692,440)
Total Redemptions	(934,721)	$(19,084,722)	(1,522,191)	$(30,692,440)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2026, were $6,388,208 and $15,231,522, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, Class A of the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Derivative Transactions
The following table presents the amount of net realized gain (loss) recognized for the six months ended April 30, 2026, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(1,791)
The average notional value of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was $152,208.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million

Notes to Financial Statements (Continued)
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statement of Operations in the “Commitment and administrative agency fees” line item. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
9. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Managed Municipal Fund
April 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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First Trust Preferred Securities and Income Fund

Semi-Annual Financial Statements and Other Information
For the Six Months Ended
April 30, 2026

First Trust Preferred Securities and Income Fund
Semi-Annual Financial Statements and Other Information
April 30, 2026
Performance and Risk Disclosure
There is no assurance that First Trust Preferred Securities and Income Fund (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.9%
	Automobiles – 0.3%
10,140	Ford Motor Co.	6.20%	06/01/59	$214,359
20,501	Ford Motor Co.	6.00%	12/01/59	423,961
				638,320
	Banks – 0.9%
39,125	Bank of America Corp., Series KK	5.38%	(a)	862,315
1,264	JPMorgan Chase & Co., Series GG	4.75%	(a)	25,381
16,583	JPMorgan Chase & Co., Series LL	4.63%	(a)	323,037
4,959	Truist Financial Corp., Series R	4.75%	(a)	93,130
17,924	Wintrust Financial Corp., Series F (b)	7.88%	(a)	474,807
				1,778,670
	Capital Markets – 2.8%
11,934	Affiliated Managers Group, Inc.	5.88%	03/30/59	241,186
22,386	Affiliated Managers Group, Inc.	4.20%	09/30/61	337,133
43,952	Affiliated Managers Group, Inc.	6.75%	03/30/64	1,053,090
23,596	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	602,406
9,510	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	198,331
496	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	10,193
65,593	Carlyle Finance LLC	4.63%	05/15/61	1,147,877
5,114	DigitalBridge Group, Inc., Series H	7.13%	(a)	88,881
19,912	DigitalBridge Group, Inc., Series I	7.15%	(a)	343,084
12,056	DigitalBridge Group, Inc., Series J	7.13%	(a)	210,136
34,217	KKR Group Finance Co., IX LLC	4.63%	04/01/61	581,005
3,933	Morgan Stanley, Series K	5.85%	(a)	95,179
13,003	Morgan Stanley, Series Q	6.63%	(a)	332,357
8,806	State Street Corp., Series G	5.35%	(a)	196,021
19,157	TPG Operating Group II, L.P.	6.95%	03/15/64	477,967
				5,914,846
	Diversified Telecommunication Services – 0.4%
22,774	AT&T, Inc.	5.35%	11/01/66	490,097
19,108	AT&T, Inc., Series C	4.75%	(a)	358,466
				848,563
	Electric Utilities – 2.8%
104,896	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	2,685,338
11,050	NextEra Energy Capital Holdings, Inc., Series Z	6.50%	04/15/86	278,349
20,577	Southern (The) Co., Series 2020	4.95%	01/30/80	410,923
1,556	Southern (The) Co.	6.50%	03/15/85	39,678
99,639	Xcel Energy, Inc.	6.25%	10/15/85	2,433,184
				5,847,472
	Financial Services – 1.6%
92,189	Corebridge Financial, Inc.	6.38%	12/15/64	2,207,927
44,556	Equitable Holdings, Inc., Series A	5.25%	(a)	880,872
6,762	Voya Financial, Inc., Series B (b)	5.35%	(a)	162,085
				3,250,884
	Food Products – 0.1%
211	CHS, Inc., Series 2	7.10%	(a)	5,340
7,707	CHS, Inc., Series 3	6.75%	(a)	192,290
				197,630
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	$542,834
19,571	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	360,694
				903,528
	Insurance – 7.1%
78,954	AEGON Funding Co., LLC	5.10%	12/15/49	1,536,445
4,098	Allstate (The) Corp., Series H	5.10%	(a)	85,443
36,832	American National Group, Inc.	7.38%	(a)	913,065
19,128	Arch Capital Group Ltd., Series G	4.55%	(a)	330,341
1,820	Arch Capital Group Ltd., Series F	5.45%	(a)	37,146
24,941	Aspen Insurance Holdings Ltd.	5.63%	(a)	540,970
70,552	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,511,224
14,988	Assurant, Inc.	5.25%	01/15/61	293,465
59,595	Athene Holding Ltd. (b)	7.25%	03/30/64	1,492,855
29,754	Athene Holding Ltd., Series A (b)	6.35%	(a)	724,510
47,071	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,202,664
14,000	Axis Capital Holdings Ltd., Series E	5.50%	(a)	274,820
21,803	CNO Financial Group, Inc.	5.13%	11/25/60	389,183
88,432	Enstar Group Ltd., Series D (b)	7.00%	(a)	2,033,936
40,725	F&G Annuities & Life, Inc.	7.95%	12/15/53	1,016,089
89,808	F&G Annuities & Life, Inc.	7.30%	01/15/65	1,929,974
1,040	MetLife, Inc., Series F	4.75%	(a)	19,958
10,700	Phoenix (The) Cos., Inc.	7.45%	01/15/32	192,600
4,421	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	112,338
4,918	W.R. Berkley Corp.	5.10%	12/30/59	95,753
				14,732,779
	Mortgage REITs – 0.9%
9,878	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (c)	9.16%	(a)	251,692
17,256	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + 4.70% (c)	8.63%	(a)	429,674
14,084	AGNC Investment Corp., Series H	8.75%	(a)	359,846
12,575	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (c)	9.26%	(a)	326,447
18,168	Annaly Capital Management, Inc., Series J	8.88%	(a)	475,457
				1,843,116
	Multi-Utilities – 2.1%
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	471,022
28,172	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	478,642
28,674	CMS Energy Corp.	5.88%	10/15/78	654,341
18,327	CMS Energy Corp.	5.88%	03/01/79	423,903
80,984	DTE Energy Co., Series H	6.25%	10/01/85	2,005,164
16,875	Sempra	5.75%	07/01/79	363,994
				4,397,066
	Oil, Gas & Consumable Fuels – 0.2%
18,820	TransCanada PipeLines Ltd.	6.25%	11/01/85	450,363
	Real Estate Management & Development – 0.3%
37,415	Brookfield Property Partners, L.P., Series A	5.75%	(a)	523,436
	Specialized REITs – 0.1%
8,887	Public Storage, Series L	4.63%	(a)	164,054
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 1.9%
102,759	T-Mobile USA, Inc.	5.50%	03/01/70	$2,281,250
74,851	T-Mobile USA, Inc.	5.50%	06/01/70	1,660,943
				3,942,193
	Total $25 Par Preferred Securities			45,432,920
	(Cost $48,924,291)
$1,000 PAR PREFERRED SECURITIES – 2.1%
	Banks – 2.1%
3,681	Wells Fargo & Co., Series L	7.50%	(a)	4,383,372
	(Cost $4,868,350)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 75.3%
	Banks – 42.4%
$500,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d) (e)	7.13%	(a)	500,000
400,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	7.75%	(a)	424,462
1,300,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (d)	9.38%	(a)	1,431,986
300,000	Banco de Credito e Inversiones S.A. (b) (d) (f)	8.75%	(a)	322,374
200,000	Banco de Credito e Inversiones S.A. (b) (d) (g)	8.75%	(a)	214,916
900,000	Banco Mercantil del Norte S.A. (b) (d) (f)	7.50%	(a)	921,616
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (f)	7.63%	(a)	1,022,928
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (f)	8.38%	(a)	1,170,571
400,000	Banco Mercantil del Norte S.A. (b) (d) (f)	8.75%	(a)	433,094
1,100,000	Banco Santander S.A. (b) (d)	8.00%	(a)	1,195,248
800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	878,963
1,800,000	Banco Santander S.A. (b) (d)	9.63%	(a)	2,143,001
5,170,000	Bank of America Corp. (b)	6.63%	(a)	5,335,616
2,200,000	Bank of Montreal (b)	7.70%	05/26/84	2,317,601
1,100,000	Bank of Montreal (b)	7.30%	11/26/84	1,159,413
510,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	522,186
500,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	525,202
1,500,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	1,591,587
1,200,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	1,242,874
800,000	Bank of Nova Scotia (The) (b)	6.88%	10/27/85	809,906
550,000	Barclays PLC (b) (d)	4.38%	(a)	533,304
200,000	Barclays PLC (b) (d)	7.63%	(a)	210,754
3,800,000	Barclays PLC (b) (d)	8.00%	(a)	3,999,603
1,100,000	Barclays PLC (b) (d)	9.63%	(a)	1,228,277
650,000	BBVA Mexico S.A. (b) (d) (f)	5.88%	09/13/34	649,016
500,000	BBVA Mexico S.A. (b) (d) (f)	7.63%	02/11/35	522,100
1,300,000	BBVA Mexico S.A. (b) (d) (f)	8.45%	06/29/38	1,432,150
1,800,000	BNP Paribas S.A. (b) (d) (f)	7.20%	(a)	1,811,486
400,000	BNP Paribas S.A. (b) (d) (f)	7.38%	(a)	416,014
1,340,000	BNP Paribas S.A. (b) (d) (f)	7.75%	(a)	1,409,459
1,140,000	BNP Paribas S.A. (b) (d) (f)	8.00%	(a)	1,222,680
2,450,000	BNP Paribas S.A. (b) (d) (f)	8.50%	(a)	2,596,155
300,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	306,036
1,500,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	1,540,075
950,000	Citigroup, Inc. (b)	6.63%	(a)	962,205
449,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	458,339
903,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	938,521
900,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	916,513
1,300,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	1,320,738
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$500,000	CoBank ACB (b)	7.25%	(a)	$506,671
1,400,000	Commerzbank AG (b) (d) (g)	7.50%	(a)	1,462,944
1,577,000	Credit Agricole S.A. (b) (d) (f)	6.70%	(a)	1,596,599
2,923,000	Credit Agricole S.A. (b) (d) (f)	7.13%	(a)	3,039,596
300,000	Farm Credit Bank of Texas (b)	7.75%	(a)	312,972
600,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	594,999
260,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	266,588
1,050,000	First Citizens BancShares, Inc., Series D (b)	7.00%	(a)	1,059,277
600,000	HSBC Holdings PLC (b) (d)	6.75%	(a)	607,989
560,000	HSBC Holdings PLC (b) (d)	6.88%	(a)	575,587
1,600,000	HSBC Holdings PLC (b) (d)	6.95%	(a)	1,657,781
600,000	HSBC Holdings PLC (b) (d)	7.00%	(a)	612,459
1,100,000	HSBC Holdings PLC (b) (d)	7.05%	(a)	1,132,426
1,400,000	HSBC Holdings PLC (b) (d)	8.00%	(a)	1,464,653
1,499,000	Huntington Bancshares, Inc., Series K (b)	6.25%	(a)	1,502,073
1,800,000	ING Groep N.V. (b) (d)	7.00%	(a)	1,866,686
1,000,000	ING Groep N.V. (b) (d) (g)	7.25%	(a)	1,051,776
1,457,000	ING Groep N.V. (b) (d) (g)	8.00%	(a)	1,557,401
2,000,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	2,084,810
700,000	JPMorgan Chase & Co., Series PP (b) (e)	6.10%	(a)	700,000
300,000	Lloyds Banking Group PLC (b) (d)	6.63%	(a)	294,718
1,860,000	Lloyds Banking Group PLC (b) (d)	8.00%	(a)	1,990,170
1,400,000	Mitsubishi UFJ Financial Group, Inc. (b) (d)	6.35%	(a)	1,411,249
1,300,000	NatWest Group PLC (b) (d)	8.13%	(a)	1,435,899
430,000	Nordea Bank Abp (b) (d) (f)	6.75%	(a)	439,454
1,650,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	1,677,847
1,200,000	Royal Bank of Canada (b)	6.75%	08/24/85	1,221,954
1,220,000	Royal Bank of Canada (b)	6.50%	11/24/85	1,203,236
1,500,000	Societe Generale S.A. (b) (d) (f)	9.38%	(a)	1,582,812
1,200,000	Societe Generale S.A. (b) (d) (f)	10.00%	(a)	1,315,332
720,000	Sumitomo Mitsui Financial Group, Inc. (b) (d)	6.60%	(a)	729,181
600,000	Swedbank AB (b) (d) (g)	7.75%	(a)	638,223
1,980,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	2,060,814
700,000	Toronto-Dominion Bank (The) (b)	6.35%	10/31/85	705,147
1,025,000	Wells Fargo & Co., Series GG (b)	6.13%	(a)	1,028,881
				88,025,173
	Capital Markets – 6.1%
1,500,000	Ares Finance Co. III LLC (b) (f)	4.13%	06/30/51	1,495,437
400,000	Bank of New York Mellon (The) Corp. (b)	5.95%	(a)	405,795
800,000	Charles Schwab (The) Corp., Series L (b)	6.10%	(a)	800,611
4,100,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			1,450,580
1,600,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			566,080
2,425,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			857,965
1,500,000	Credit Suisse Group AG, Claim (h) (i) (j) (k)			530,700
600,000	Deutsche Bank AG (b) (d) (g)	8.13%	(a)	637,349
358,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	369,059
1,880,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	1,966,016
700,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	705,623
1,100,000	Nomura Holdings, Inc. (b) (d)	7.00%	(a)	1,136,320
513,000	State Street Corp., Series I (b)	6.70%	(a)	528,975
1,172,000	State Street Corp., Series J (b)	6.70%	(a)	1,215,313
				12,665,823
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services – 1.6%
$1,835,000	Bell Canada (b)	7.00%	09/15/55	$1,905,163
806,000	TELUS Corp. (b)	7.00%	10/15/55	834,055
686,000	TELUS Corp. (b)	6.63%	06/09/56	682,554
				3,421,772
	Electric Utilities – 5.8%
1,980,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	2,110,203
1,089,000	American Electric Power Co., Inc., Series D (b)	6.05%	03/15/56	1,086,052
975,000	Duke Energy Corp. (b)	6.45%	09/01/54	1,019,129
300,000	Emera US Finance LLC, Series A (b)	6.65%	10/01/56	300,874
520,000	Emera US Finance LLC, Series B (b)	6.85%	10/01/56	521,802
850,000	Entergy Corp. (b)	6.10%	06/15/56	847,489
950,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	984,102
750,000	EUSHI Finance, Inc. (b)	6.25%	04/01/56	743,246
300,000	Eversource Energy, Series A (b)	6.10%	08/15/56	298,898
1,045,000	Eversource Energy, Series B (b)	6.35%	08/15/56	1,045,060
1,335,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	1,398,618
590,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	615,293
1,100,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	1,133,650
				12,104,416
	Financial Services – 2.5%
2,500,000	American AgCredit Corp. (b) (f)	5.25%	(a)	2,477,725
1,500,000	Capital Farm Credit ACA, Series 1 (b) (f)	8.39%	(a)	1,494,090
600,000	Compeer Financial ACA (b) (f)	4.88%	(a)	591,594
530,000	Compeer Financial ACA (b) (f)	7.88%	(a)	541,160
60,000	Corebridge Financial, Inc. (b)	6.88%	(a)	61,749
				5,166,318
	Food Products – 3.4%
300,000	Dairy Farmers of America, Inc. (l)	7.13%	(a)	301,065
1,305,000	Land O’Lakes Capital Trust I (l)	7.45%	03/15/28	1,342,645
1,400,000	Land O’Lakes, Inc. (f)	7.00%	(a)	1,238,515
1,200,000	Land O’Lakes, Inc. (f)	7.25%	(a)	1,107,000
3,000,000	Land O’Lakes, Inc. (f)	8.00%	(a)	2,990,971
				6,980,196
	Gas Utilities – 0.7%
880,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	914,687
635,000	Spire, Inc. (b)	6.45%	06/01/56	639,299
				1,553,986
	Independent Power & Renewable Electricity Producers – 0.7%
1,404,000	AES (The) Corp. (b)	6.95%	07/15/55	1,370,687
	Insurance – 7.1%
400,000	Allianz SE (b) (d) (f)	6.50%	(a)	400,423
800,000	Allianz SE (b) (d) (f)	6.55%	(a)	809,883
640,000	American National Group, Inc. (b)	7.00%	12/01/55	626,057
972,000	Assurant, Inc. (b)	7.00%	03/27/48	985,149
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	808,772
2,000,000	CNP Assurances S.A. (b) (d) (g)	4.88%	(a)	1,875,360
1,000,000	Fortegra Financial Corp. (b) (l)	8.50%	10/15/57	983,009
1,304,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	1,310,885
952,000	Global Atlantic Fin Co. (b) (f)	7.25%	03/01/56	939,079
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$2,870,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (c) (f)	6.04%	02/12/47	$2,768,784
1,174,000	Kuvare US Holdings, Inc. (b) (f)	7.00%	02/17/51	1,168,711
1,200,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	1,223,628
561,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	591,571
300,000	Reinsurance Group of America, Inc. (b)	6.38%	09/15/56	293,943
				14,785,254
	Multi-Utilities – 2.7%
75,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	79,242
1,485,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	1,519,529
1,015,000	Dominion Energy, Inc. (b)	6.20%	02/15/56	1,017,382
140,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	145,457
543,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	580,632
900,000	NiSource, Inc. (b)	6.38%	03/31/55	927,168
1,290,000	Sempra (b)	6.40%	10/01/54	1,300,635
				5,570,045
	Oil, Gas & Consumable Fuels – 1.2%
1,040,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,129,758
1,192,000	Enbridge, Inc. (b)	8.50%	01/15/84	1,358,368
				2,488,126
	Trading Companies & Distributors – 0.6%
1,343,000	Sumisho Air Lease Corp., Series D (b)	6.00%	(a)	1,308,911
	Wireless Telecommunication Services – 0.5%
1,014,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	1,046,705
	Total Capital Preferred Securities			156,487,412
	(Cost $157,750,893)

Total Investments – 99.3%	206,303,704
(Cost $211,543,534)
Net Other Assets and Liabilities – 0.7%	1,456,384
Net Assets – 100.0%	$207,760,088

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Floating or variable rate security.
(d)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2026, securities noted as such amounted to $58,012,427 or 27.9% of net assets. Of these securities, 11.5% originated in emerging markets, and 88.5% originated in foreign markets.

(e)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2B - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2026, securities noted as such amounted to $45,371,350 or 21.8% of net assets.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $3,405,325 or 1.6% of net assets.

(i)	Claim pending with the administrative court of Switzerland.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(l)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation †	% of Net Assets
United States	54.1%
Canada	11.8
France	8.1
United Kingdom	7.6
Spain	3.2
Mexico	3.0
Bermuda	2.9
Japan	2.4
Netherlands	2.2
Switzerland	1.6
Germany	1.6
Sweden	0.3
Chile	0.3
Finland	0.2
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$14,732,779	$12,506,243	$2,226,536	$—
Other Industry Categories*	30,700,141	30,700,141	—	—
$1,000 Par Preferred Securities*	4,383,372	4,383,372	—	—
Capital Preferred Securities:
Capital Markets	12,665,823	—	9,260,498	3,405,325
Other Industry Categories*	143,821,589	—	143,821,589	—
Total Investments	$206,303,704	$47,589,756	$155,308,623	$3,405,325

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of April 30, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
Capital Preferred Securities	$3,301,375
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Capital Preferred Securities	103,950
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at April 30, 2026
Capital Preferred Securities	3,405,325
Total Level 3 holdings	$3,405,325
There was a net change of $103,950 in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2026.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 206,303,704
Cash	1,061,260
Foreign currency	217
Receivables:
Interest	2,011,734
Fund shares sold	376,144
Dividends	19,403
Prepaid expenses	69,327
Total Assets	209,841,789
LIABILITIES:
Payables:
Investment securities purchased	1,200,000
Fund shares redeemed	536,971
Investment advisory fees	127,994
Distributions	108,033
Transfer agent fees	38,212
Audit and tax fees	29,050
12b-1 distribution and service fees	22,352
Administrative fees	6,825
Custodian fees	5,424
Commitment and administrative agency fees	1,663
Shareholder reporting fees	1,597
Trustees’ fees and expenses	1,430
Financial reporting fees	793
Legal fees	394
Registration fees	323
Other liabilities	640
Total Liabilities	2,081,701
NET ASSETS	$207,760,088
NET ASSETS consist of:
Paid-in capital	$ 238,841,871
Par value	102,249
Accumulated distributable earnings (loss)	(31,184,032)
NET ASSETS	$207,760,088
Investments, at cost	$211,543,534
Foreign currency, at cost (proceeds)	$205
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $39,462,965 and 1,960,378 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.13
Maximum sales charge (4.50% of offering price)	0.95
Maximum offering price to public	$21.08
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $16,859,670 and 829,999 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.31
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $430,432 and 21,084 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.41
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $150,222,592 and 7,374,252 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.37
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $784,429 and 39,169 shares of beneficial interest issued and outstanding, unlimited number of shares authorized)	$20.03
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$ 5,363,410
Dividends	1,694,326
Foreign withholding tax	(8,669)
Total investment income	7,049,067
EXPENSES:
Investment advisory fees	842,154
12b-1 distribution and/or service fees:
Class A	48,898
Class C	89,466
Class F	2,872
Class R3	1,925
Transfer agent fees	111,141
Registration fees	47,885
Administrative fees	42,412
Legal fees	37,456
Shareholder reporting fees	26,149
Audit and tax fees	22,206
Custodian fees	15,924
Commitment and administrative agency fees	15,922
Trustees’ fees and expenses	10,146
Excise tax expense	6,100
Financial reporting fees	4,959
Listing fees	2,109
Other	3,042
Total expenses	1,330,766
Fees waived and expenses reimbursed by the investment advisor	(27,560)
Net expenses	1,303,206
NET INVESTMENT INCOME (LOSS)	5,745,861
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(5,949)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,768,204)
Foreign currency translation	6
Net change in unrealized appreciation (depreciation)	(2,768,198)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,774,147)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,971,714
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$ 5,745,861	$ 11,639,003
Net realized gain (loss)	(5,949)	2,222,950
Net change in unrealized appreciation (depreciation)	(2,768,198)	3,338,199
Net increase (decrease) in net assets resulting from operations	2,971,714	17,200,152
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,033,211)	(2,089,476)
Class C Shares	(399,507)	(997,948)
Class F Shares	(101,231)	(464,560)
Class I Shares	(4,071,795)	(8,020,726)
Class R3 Shares	(19,465)	(36,679)
Total distributions to shareholders from investment operations	(5,625,209)	(11,609,389)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	20,654,981	50,872,651
Proceeds from shares reinvested	4,997,266	10,387,770
Cost of shares redeemed	(31,124,130)	(84,986,149)
Net increase (decrease) in net assets resulting from capital transactions	(5,471,883)	(23,725,728)
Total increase (decrease) in net assets	(8,125,378)	(18,134,965)
NET ASSETS:
Beginning of period	215,885,466	234,020,431
End of period	$207,760,088	$215,885,466
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.39	$ 19.82	$ 17.39	$ 18.47	$ 22.58	$ 21.31
Income from investment operations:
Net investment income (loss) (a)	0.53	1.04	1.01	1.01	0.95	0.95
Net realized and unrealized gain (loss)	(0.26)	0.59	2.48	(1.08)	(4.12)	1.34
Total from investment operations	0.27	1.63	3.49	(0.07)	(3.17)	2.29
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.06)	(0.99)	(1.01)	(0.94)	(0.92)
Return of capital	—	—	(0.07)	—	(0.00) (b)	(0.10)
Total distributions	(0.53)	(1.06)	(1.06)	(1.01)	(0.94)	(1.02)
Net asset value, end of period	$20.13	$20.39	$19.82	$17.39	$18.47	$22.58
Total return (c)	1.34%	8.54%	20.44%	(0.51)%	(14.36)%	10.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 39,463	$ 39,824	$ 42,342	$ 44,662	$ 44,713	$ 56,365
Ratio of total expenses to average net assets	1.43% (d)(e)(f)	1.43% (f)	1.42% (f)	1.38% (f)	1.30%	1.33%
Ratio of net expenses to average net assets	1.41% (d)(e)(f)	1.41% (f)	1.41% (f)	1.38% (f)	1.30%	1.33%
Ratio of net investment income (loss) to average net assets	5.29% (d)	5.28%	5.28%	5.55%	4.61%	4.22%
Portfolio turnover rate	13%	48%	43%	38%	30%	38%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2026, ratios reflect excise tax expense of less than 0.01%, which is not included in the expense cap.
(f)	For the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, and 2023, ratios reflect extraordinary expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.56	$ 19.99	$ 17.53	$ 18.60	$ 22.72	$ 21.43
Income from investment operations:
Net investment income (loss) (a)	0.46	0.90	0.87	0.90	0.81	0.79
Net realized and unrealized gain (loss)	(0.26)	0.58	2.51	(1.10)	(4.15)	1.35
Total from investment operations	0.20	1.48	3.38	(0.20)	(3.34)	2.14
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.91)	(0.86)	(0.87)	(0.78)	(0.77)
Return of capital	—	—	(0.06)	—	(0.00) (b)	(0.08)
Total distributions	(0.45)	(0.91)	(0.92)	(0.87)	(0.78)	(0.85)
Net asset value, end of period	$20.31	$20.56	$19.99	$17.53	$18.60	$22.72
Total return (c)	1.00%	7.66%	19.57%	(1.20)%	(14.97)%	10.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,860	$ 19,356	$ 23,928	$ 25,016	$ 36,112	$ 51,756
Ratio of total expenses to average net assets	2.19% (d)(e)(f)	2.16% (f)	2.16% (f)	2.11% (f)	2.02%	2.04%
Ratio of net expenses to average net assets	2.16% (d)(e)(f)	2.16% (f)	2.16% (f)	2.11% (f)	2.02%	2.04%
Ratio of net investment income (loss) to average net assets	4.53% (d)	4.53%	4.53%	4.84%	3.89%	3.51%
Portfolio turnover rate	13%	48%	43%	38%	30%	38%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2026, ratios reflect excise tax expense of less than 0.01%, which is not included in the expense cap.
(f)	For the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, and 2023, ratios reflect extraordinary expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class F Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.69	$ 20.11	$ 17.62	$ 18.71	$ 22.87	$ 21.59
Income from investment operations:
Net investment income (loss) (a)	0.56	1.09	1.03	0.97	0.96	0.97
Net realized and unrealized gain (loss)	(0.30)	0.57	2.54	(1.03)	(4.16)	1.36
Total from investment operations:	0.26	1.66	3.57	(0.06)	(3.20)	2.33
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.08)	(1.01)	(1.03)	(0.96)	(0.95)
Return of capital	—	—	(0.07)	—	(0.00) (b)	(0.10)
Total distributions	(0.54)	(1.08)	(1.08)	(1.03)	(0.96)	(1.05)
Net asset value, end of period	$20.41	$20.69	$20.11	$17.62	$18.71	$22.87
Total return (c)	1.27%	8.57%	20.63%	(0.41)%	(14.36)%	10.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 430	$ 4,525	$ 20,848	$ 783	$ 688	$ 969
Ratio of total expenses to average net assets	1.83% (d)(e)(f)	1.44% (f)	1.41% (f)	2.35% (f)	3.73%	3.17%
Ratio of net expenses to average net assets	1.31% (d)(e)(f)	1.31% (f)	1.31% (f)	1.31% (f)	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	5.45% (d)	5.39%	5.28%	5.27%	4.61%	4.25%
Portfolio turnover rate	13%	48%	43%	38%	30%	38%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2026, ratios reflect excise tax expense of less than 0.01%, which is not included in the expense cap.
(f)	For the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, and 2023, ratios reflect extraordinary expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.61	$ 20.02	$ 17.53	$ 18.60	$ 22.72	$ 21.43
Income from investment operations:
Net investment income (loss) (a)	0.57	1.12	1.08	1.08	1.02	1.02
Net realized and unrealized gain (loss)	(0.25)	0.58	2.52	(1.09)	(4.15)	1.35
Total from investment operations	0.32	1.70	3.60	(0.01)	(3.13)	2.37
Distributions paid to shareholders from:
Net investment income	(0.56)	(1.11)	(1.04)	(1.06)	(0.98)	(0.97)
Return of capital	—	—	(0.07)	—	(0.01)	(0.11)
Total distributions	(0.56)	(1.11)	(1.11)	(1.06)	(0.99)	(1.08)
Net asset value, end of period	$20.37	$20.61	$20.02	$17.53	$18.60	$22.72
Total return (b)	1.55%	8.82%	20.92%	(0.20)%	(14.09)%	11.21%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 150,223	$ 151,413	$ 146,181	$ 126,528	$ 150,234	$ 216,022
Ratio of total expenses to average net assets	1.08% (c)(d)(e)	1.07% (e)	1.06% (e)	1.09% (e)	1.00%	1.03%
Ratio of net expenses to average net assets	1.08% (c)(d)(e)	1.07% (e)	1.06% (e)	1.09% (e)	1.00%	1.03%
Ratio of net investment income (loss) to average net assets	5.62% (c)	5.62%	5.62%	5.85%	4.90%	4.51%
Portfolio turnover rate	13%	48%	43%	38%	30%	38%

(a)	Based on average shares outstanding.
(b)
Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(c)	Annualized.
(d)	For the six months ended April 30, 2026, ratios reflect excise tax expense of less than 0.01%, which is not included in the expense cap.
(e)	For the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, and 2023, ratios reflect extraordinary expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
Class R3 Shares		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.28	$ 19.73	$ 17.31	$ 18.40	$ 22.51	$ 21.26
Income from investment operations:
Net investment income (loss) (a)	0.50	0.99	0.96	0.96	0.88	0.87
Net realized and unrealized gain (loss)	(0.25)	0.57	2.48	(1.09)	(4.10)	1.35
Total from investment operations:	0.25	1.56	3.44	(0.13)	(3.22)	2.22
Distributions paid to shareholders from:
Net investment income	(0.50)	(1.01)	(0.96)	(0.96)	(0.89)	(0.88)
Return of capital	—	—	(0.06)	—	(0.00) (b)	(0.09)
Total distributions	(0.50)	(1.01)	(1.02)	(0.96)	(0.89)	(0.97)
Net asset value, end of period	$20.03	$20.28	$19.73	$17.31	$18.40	$22.51
Total return (c)	1.27%	8.20%	20.19%	(0.76)%	(14.67)%	10.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 784	$ 767	$ 721	$ 605	$ 690	$ 738
Ratio of total expenses to average net assets	4.85% (d)(e)(f)	5.11% (f)	5.15% (f)	4.47% (f)	4.53%	4.45%
Ratio of net expenses to average net assets	1.66% (d)(e)(f)	1.66% (f)	1.66% (f)	1.66% (f)	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	5.03% (d)	5.02%	5.02%	5.27%	4.29%	3.90%
Portfolio turnover rate	13%	48%	43%	38%	30%	38%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.

(d)	Annualized.
(e)	For the six months ended April 30, 2026, ratios reflect excise tax expense of less than 0.01%, which is not included in the expense cap.
(f)	For the six months ended April 30, 2026 and for the years ended October 31, 2025, 2024, and 2023, ratios reflect extraordinary expenses of 0.01%, which are not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Capital preferred securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $1,200,000 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	300,000	$100.36	$310,125	$301,065	0.14%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	98.30	1,000,000	983,009	0.47
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,305,000	102.88	1,319,039	1,342,645	0.65
				$2,629,164	$2,626,719	1.26%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025, was as follows:
Distributions paid from:
Ordinary income	$11,609,389
Capital gains	—
Return of capital	—
As of October 31, 2025, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$1,815,545
Undistributed capital gains	—
Total undistributed earnings	1,815,545
Accumulated capital and other losses	(27,030,945)
Net unrealized appreciation (depreciation)	(1,851,765)
Total accumulated earnings (losses)	(27,067,165)
Other	(1,463,372)
Paid-in capital	244,416,003
Total net assets	$215,885,466
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2025, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $27,030,945.
At the taxable year ended October 31, 2025, the Fund utilized $2,410,710 of its capital loss carryforward.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2025, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$211,543,534	$5,638,886	$(10,878,716)	$(5,239,830)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $10,000.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) through March 1, 2027 and then from exceeding 1.50% from March 1, 2027 through February 28, 2036 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
Stonebridge for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2026 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Total
$ 27,560	$ —	$ 16,044	$ 40,013	$ 41,416	$ 27,560	$ 125,033
BNY Mellon Investment Servicing (US) Inc. (“BNY IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNY IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY IS and BNY are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Value	Shares	Value
Sales:
Class A	197,802	$4,010,133	372,314	$7,408,871
Class C	28,608	587,931	78,823	1,560,312
Class F	32,727	675,103	117,384	2,360,736
Class I	749,735	15,355,549	1,971,056	39,456,040
Class R3	1,304	26,265	4,383	86,692
Total Sales	1,010,176	$20,654,981	2,543,960	$50,872,651
Dividend Reinvestment:
Class A	36,999	$747,500	79,862	$1,577,962
Class C	17,675	360,375	45,237	900,849
Class F	4,695	96,433	22,630	452,768
Class I	184,982	3,780,811	372,329	7,434,188
Class R3	604	12,147	1,119	22,003
Total Dividend Reinvestment	244,955	$4,997,266	521,177	$10,387,770

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Value	Shares	Value
Redemptions:
Class A	(228,009)	$(4,618,776)	(634,451)	$(12,573,405)
Class C	(157,538)	(3,223,783)	(379,863)	(7,579,186)
Class F	(235,081)	(4,744,198)	(957,792)	(18,943,062)
Class I	(905,668)	(18,525,949)	(2,301,268)	(45,807,431)
Class R3	(566)	(11,424)	(4,238)	(83,065)
Total Redemptions	(1,526,862)	$(31,124,130)	(4,277,612)	$(84,986,149)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2026, were $27,861,683 and $32,114,314, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. The commitment fee and agency fee are allocated amongst the funds that have access to the credit line pursuant to procedures approved by the Board of Trustees. These fees are reflected in the Statement of Operations in the “Commitment and administrative agency fees” line item. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not draw on the credit line during the six months ended April 30, 2026.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Pursuant to a series of transactions, the last of which is expected to occur on or about July 1, 2026, First Trust Capital Partners, LLC’s ownership percentage will increase to 68.27% of the voting interests in Stonebridge.

Other Information
First Trust Preferred Securities and Income Fund
April 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
The applicable aggregate remuneration paid by the Fund during the period covered by the report is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

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(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2026

* Print the name and title of each signing officer under his or her signature.